Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Credit Exposure
Concentration Risk [Line Items]
Total gross exposure	$ 8,389,785	$ 8,987,192
Total Credit Exposure | Belgium
Concentration Risk [Line Items]
Total gross exposure	2,815	2,641
Total Credit Exposure | Bermuda
Concentration Risk [Line Items]
Total gross exposure	2,001,462	2,205,042
Total Credit Exposure | Canada
Concentration Risk [Line Items]
Total gross exposure	1,198,290	1,216,876
Total Credit Exposure | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	1,415,416	1,506,581
Total Credit Exposure | Germany
Concentration Risk [Line Items]
Total gross exposure	1,637	20,422
Total Credit Exposure | Guernsey
Concentration Risk [Line Items]
Total gross exposure	810,337	874,277
Total Credit Exposure | Ireland
Concentration Risk [Line Items]
Total gross exposure	13,849	26,597
Total Credit Exposure | Japan
Concentration Risk [Line Items]
Total gross exposure	15,831	13,071
Total Credit Exposure | Jersey
Concentration Risk [Line Items]
Total gross exposure	199,161	185,811
Total Credit Exposure | Norway
Concentration Risk [Line Items]
Total gross exposure	94,698	99,777
Total Credit Exposure | Switzerland
Concentration Risk [Line Items]
Total gross exposure	1,952	2,748
Total Credit Exposure | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	6,615	9,031
Total Credit Exposure | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,731,263	1,955,866
Total Credit Exposure | United States
Concentration Risk [Line Items]
Total gross exposure	894,259	865,671
Total Credit Exposure | Other
Concentration Risk [Line Items]
Total gross exposure	2,200	2,781
Cash and cash equivalents, resell agreements and short-term investments
Concentration Risk [Line Items]
Total gross exposure	2,871,959	3,045,136
Cash and cash equivalents, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Total gross exposure	2,815	2,641
Cash and cash equivalents, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Total gross exposure	39,843	40,671
Cash and cash equivalents, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Total gross exposure	1,198,290	1,216,876
Cash and cash equivalents, resell agreements and short-term investments | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	46,870	36,609
Cash and cash equivalents, resell agreements and short-term investments | Germany
Concentration Risk [Line Items]
Total gross exposure	1,637	20,422
Cash and cash equivalents, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Total gross exposure	1	1
Cash and cash equivalents, resell agreements and short-term investments | Ireland
Concentration Risk [Line Items]
Total gross exposure	13,849	26,597
Cash and cash equivalents, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Total gross exposure	15,831	13,071
Cash and cash equivalents, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash and cash equivalents, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Total gross exposure	94,698	99,777
Cash and cash equivalents, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Total gross exposure	1,952	2,748
Cash and cash equivalents, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	990	1,521
Cash and cash equivalents, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	558,724	715,750
Cash and cash equivalents, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Total gross exposure	894,259	865,671
Cash and cash equivalents, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Total gross exposure	2,200	2,781
Loans
Concentration Risk [Line Items]
Total gross exposure	4,771,608	5,121,391
Loans | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Total gross exposure	1,772,429	1,920,467
Loans | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	1,171,213	1,236,373
Loans | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Guernsey
Concentration Risk [Line Items]
Total gross exposure	630,157	674,562
Loans | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Jersey
Concentration Risk [Line Items]
Total gross exposure	181,647	150,769
Loans | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	5,625	7,510
Loans | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,010,537	1,131,710
Loans | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Other
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet
Concentration Risk [Line Items]
Total gross exposure	746,218	820,665
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Total gross exposure	189,190	243,904
Off-balance sheet | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	197,333	233,599
Off-balance sheet | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Total gross exposure	180,179	199,714
Off-balance sheet | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Total gross exposure	17,514	35,042
Off-balance sheet | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	162,002	108,406
Off-balance sheet | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Total gross exposure	$ 0	$ 0